Computer Software, net - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013 Acquisition technology intangibles	Dec. 31, 2012 Acquisition technology intangibles	Dec. 31, 2011 Acquisition technology intangibles	Dec. 31, 2013 Licensed computer software	Dec. 31, 2012 Licensed computer software	Dec. 31, 2011 Licensed computer software	Dec. 31, 2013 Software development costs	Dec. 31, 2012 Software development costs	Dec. 31, 2011 Software development costs	Dec. 31, 2012 ProPay and CPAY	Apr. 30, 2010 ProPay and CPAY Acquisition technology intangibles
Indefinite-lived Intangible Assets [Line Items]
Business acquisition, acquired intangible assets										$ 76,600,000	$ 78,700,000
Amortization expenses	$ 15,900,000	$ 9,700,000	$ 10,300,000	$ 36,900,000	$ 37,400,000	$ 37,100,000	$ 21,600,000	$ 23,300,000	$ 24,400,000